CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Revenue	$ 9,955,190	$ 4,375,664	$ 2,175,378
Cost of revenue
Cost of revenue	(6,059,455)	(3,026,759)	(1,570,458)
Gross profit	3,895,735	1,348,905	604,920
Operating income (expenses)
Other operating income	287,946	189,645	15,890
Sales and marketing expenses	(3,829,743)	(1,830,875)	(969,543)
General and administrative expenses	(1,105,295)	(657,215)	(385,865)
Research and development expenses	(831,703)	(353,785)	(156,634)
Total operating expenses	(5,478,795)	(2,652,230)	(1,496,152)
Operating loss	(1,583,060)	(1,303,325)	(891,232)
Interest income	36,082	24,804	33,935
Interest expense	(138,945)	(148,243)	(48,208)
Net investment gain (loss)	(43,502)	(17,820)	11,794
Changes in fair value of convertible notes	0	(87)	(472,877)
Foreign exchange (loss) gain	14,241	(38,567)	(2,031)
Loss before income tax and share of results of equity investees	(1,715,184)	(1,483,238)	(1,368,619)
Income tax expense	(332,865)	(141,640)	(85,864)
Share of results of equity investees	5,019	721	(3,239)
Net loss	(2,043,030)	(1,624,157)	(1,457,722)
Net (profit) loss attributable to non-controlling interests	(3,729)	6,101	(5,077)
Net loss attributable to Sea Limited's ordinary shareholders	$ (2,046,759)	$ (1,618,056)	$ (1,462,799)
Loss per share:
Basic (in dollars per share)	$ (3.84)	$ (3.39)	$ (3.35)
Diluted (in dollars per share)	$ (3.84)	$ (3.39)	$ (3.35)
Weighted average shares used in loss per share computation:
Basic (in shares)	532,705,796	477,264,888	436,601,801
Diluted (in shares)	532,705,796	477,264,888	436,601,801
Digital Entertainment [Member]
Revenue
Revenue	$ 4,320,013	$ 2,015,972	$ 1,136,017
Cost of revenue
Cost of revenue	(1,230,082)	(702,329)	(435,905)
E-Commerce and Other Services [Member]
Revenue
Revenue	4,564,617	1,777,330	822,659
Cost of revenue
Cost of revenue	(3,825,826)	(1,743,773)	(907,518)
Sales of Goods [Member]
Revenue
Revenue	1,070,560	582,362	216,702
Cost of revenue
Cost of revenue	$ (1,003,547)	$ (580,657)	$ (227,035)